Shareholders' Equity (Details) - Schedule of stock warrants - Warrant [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of stock warrants [Line Items]
Outstanding at beginning of the period (in Shares)	59,796,992	51,352,986	51,352,986
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 0.25	$ 0.14	$ 0.14
Granted during the period (in Shares)		19,585,790	22,421,026	3,582,873
Weighted Average Exercise Price, Granted during the period	0	$ 0.34	$ 0.39	$ 0.2
Exercised during the period (in Shares)		(11,196,742)	(13,637,020)	(1,185,715)
Weighted Average Exercise Price, Exercised during the period	$ 0	$ (0.06)	$ (0.18)	$ (0.07)
Expired during the period (in Shares)	(430,000)		(340,000)	(50,000)
Weighted Average Exercise Price, expired during the period	$ (0.44)		$ (0.23)	$ (0.4)
Outstanding at end of the period (in Shares)	59,366,992	59,742,034	59,796,992	51,352,986
Weighted Average Exercise Price, Outstanding at end of the period	$ 0.25	$ 0.22	$ 0.25	$ 0.14
Exercisable at end of the period (in Shares)	59,366,992	59,742,034	59,796,992	51,352,986
Weighted Average Exercise Price, Exercisable at end of the period	$ 0.25	$ 0.22	$ 0.25	$ 0.17
Weighted average remaining life	3 years	3 years 8 months 12 days	3 years 2 months 12 days	3 years 1 month 6 days